Related Party Transactions and Balances (Details) - Schedule of due from related parties - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties		$ 20,366,043	$ 55,839,045	$ 2,840,728
TD International Trade [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[2]		4,592,698
Yangzhou TD [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[2]		3,041,180
Zhejiang TD [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[2]		8,734,024
Beijing TD [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[3]	1,996,679
Yunfeihu [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[3]	12,823,068	19,830,214
Yunfeihu Logistics [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[3]	1,496,003
TD E-commerce [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[3]	2,880,373
Shenzhen Jingu [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[3]	404,314
Guangdong TD [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties		154,910
TTHD [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[3]	$ 610,696	$ 19,640,929

[1]	The balance due from related parties as of December 31, 2019 have been reclassified to conform to the consolidated balance sheets as of December 31, 2020, primarily for the effects of discontinued operations.
[2]	The balance due from TD International Trade, Yangzhou TD and Zhejiang TD represented prepayments for commodity metal products.
[3]	The balance due from Beijing TD represented loans provided to the related party. Both the principal and interest will be due in September 2021, with an interest rate of 10.95% per annum. The balance due from Yunfeihu Logistics represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum. The balance due from Yunfeihu represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum. The balance due from TD E-commerce represented loans provided to the related party. Both the principal and interest will be due in September 2021, with an interest rate of 10.95% per annum. The balance due from Shenzhen Jingu represented loans provided to the related party. Both the principal and interest will be due in September 2021, with an interest rate of 10.95% per annum. The balance due from Guangdong TD represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum. The balance due from TTHD represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum.